20. Employees benefits (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employees Benefits Details 4
Current service expenses	R$ (35,093)	R$ 13,562	R$ 23,303
Interest cost rate	260,409	285,227	287,334
Expected return on the plan assets	(183,689)	(201,779)	(205,981)
Total expenses	R$ 41,627	R$ 97,011	R$ 104,656